UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | March 31, 2017 (Unaudited)

	Shares	Market Value
Common Stocks 96.06%
Diversified REITs 2.92%
American Assets Trust, Inc.	10,400	$435,136
Gramercy Property Trust	18,333	482,158
Spirit Realty Capital, Inc.	22,400	226,912
STORE Capital Corp.	3,780	90,266
WP Carey, Inc.	30,000	1,866,600

		3,101,072
Energy 5.48%
Cheniere Energy Partners LP	8,100	261,711
Enterprise Products Partners LP	54,677	1,509,632
Magellan Midstream Partners LP	15,000	1,153,650
MPLX LP	22,486	811,295
Spectra Energy Partners LP	9,755	425,903
Sunoco Logistics Partners LP	7,500	183,150
USA Compression Partners LP	34,000	574,260
Western Gas Partners LP	14,980	905,541

		5,825,142
Health Care REITs 3.00%
Global Medical REIT, Inc.	10,000	90,800
Healthcare Trust of America, Inc.	6,000	188,760
Ventas, Inc.	25,900	1,684,536
Welltower, Inc.	17,300	1,225,186

		3,189,282
Hotel & Resort REITs 10.97%
Apple Hospitality REIT, Inc.	91,210	1,742,111
Ashford Hospitality Prime, Inc.	33,100	351,191
Ashford Hospitality Trust, Inc.	115,125	733,346
Chesapeake Lodging Trust	33,200	795,472
DiamondRock Hospitality Co.	207,147	2,309,689
FelCor Lodging Trust, Inc.	206,726	1,552,512
HCP, Inc.	25,618	801,331
Hersha Hospitality Trust	74,750	1,404,553
Pebblebrook Hotel Trust	56,031	1,636,666
Sotherly Hotels, Inc.	52,000	332,800

		11,659,671
Industrial REITs 6.03%
Crown Castle International Corp.	1,050	99,173
DCT Industrial Trust, Inc.	14,214	683,978
Prologis, Inc.	95,725	4,966,213
STAG Industrial, Inc.	20,000	500,400
Terreno Realty Corp.	5,675	158,900

		6,408,664
Mortgage REITs 3.09%
Blackstone Mortgage Trust, Inc.	44,000	1,362,240
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,567	900,253
Starwood Property Trust, Inc.	45,550	1,028,519

		3,291,012

See accompanying notes which are an integral part of these schedules of investments.

Office REITs 12.42%
Boston Properties, Inc.	22,850	3,025,569
City Office REIT, Inc.	129,258	1,570,485
Hudson Pacific Properties, Inc.	85,800	2,972,112
Kilroy Realty Corp.	32,365	2,332,869
SL Green Realty Corp.	21,550	2,297,661
Vornado Realty Trust	10,000	1,003,100

		13,201,796
Real Estate Investment Trusts 0.61%
Colony NorthStar, Inc., Class A	50,000	645,500

Residential REITs 21.41%
American Campus Communities, Inc.	16,500	785,235
American Tower Corp.	1,900	230,926
Apartment Investment & Management Co.	62,280	2,762,118
AvalonBay Communities, Inc.	15,240	2,798,064
Camden Property Trust	25,000	2,011,500
Education Realty Trust, Inc.	30,825	1,259,201
Equity LifeStyle Properties, Inc.	17,050	1,313,873
Equity Residential	34,815	2,166,189
Essex Property Trust, Inc.	12,046	2,789,010
Mid-America Apartment Communities, Inc.	27,172	2,764,479
Sun Communities, Inc.	20,200	1,622,666
UDR, Inc.	62,306	2,259,216

		22,762,477
Retail REITs 12.25%
Federal Realty Investment Trust	32,475	4,335,413
GGP, Inc.	34,900	808,982
Kimco Realty Corp.	56,319	1,244,087
Realty Income Corp.	9,880	588,156
Regency Centers Corp.	20,000	1,327,800
Simon Property Group, Inc.	27,400	4,713,622

		13,018,060
Specialized REITs 17.88%
CoreCivic, Inc.	5,150	161,813
CoreSite Realty Corp.	40,000	3,602,000
CubeSmart	20,000	519,200
CyrusOne, Inc.	32,350	1,665,055
Digital Realty Trust, Inc.	47,220	5,023,736
DuPont Fabros Technology, Inc.	13,500	669,465
Equinix, Inc.	1,000	400,370
Extra Space Storage, Inc.	25,000	1,859,750
GEO Group, Inc. (The)	4,100	190,117
Life Storage, Inc.	31,700	2,603,204
QTS Realty Trust, Inc., Class A	47,300	2,305,875

		19,000,585
Total Common Stocks (Cost $74,477,599)		102,103,261

See accompanying notes which are an integral part of these schedules of investments.

Preferred Stocks 2.91%
Financials 0.14%
Arch Capital Group Ltd., Series E, 5.25%	2,000	45,280
Wells Fargo & Co., Series W, 5.70%	4,000	100,680

		145,960
Hotel & Resort REITs 0.19%
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	73,890
Hersha Hospitality Trust, Series D, 6.50%	2,000	50,280
Sotherly Hotels, Inc., Series B, 8.00%	3,000	77,175

		201,345
Retail REITs 0.84%
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	49,780
National Retail Properties, Inc., Series F, 5.20%	8,000	185,520
National Retail Properties, Inc., Series E, 5.70%	26,364	659,100

		894,400
Specialized REITs 1.70%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	165,000
Digital Realty Trust, Inc., Series I, 6.35%	11,018	293,960
Public Storage, Series B, 5.40%	29,200	716,860
Public Storage, Series Z, 6.00%	6,000	160,440
Public Storage, Series W, 5.20%	6,000	149,580
Public Storage, Series E, 4.90%	10,000	224,900
Public Storage, Series D, 4.95%	2,000	45,520
Public Storage, Series C, 5.13%	2,000	47,940

		1,804,200
Utilities 0.04%
Entergy Louisiana LLC, 4.88%	2,000	45,220

Total Preferred Stocks (Cost $3,142,082)		3,091,125
Municipal Bonds 0.50%
Franklin County Convention Facilities Authority, 6.54%, 12/1/36	140,000	163,976
Miami-Dade County Educational Facilities Authority, 5.07%, 4/1/50	100,000	107,127
Port Authority of New York & New Jersey, 4.82%, 6/1/45	250,000	263,155
Total Municipal Bonds (Cost $539,743)		534,258
Money Market 0.16%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.60% (a)	162,449	162,449
Total Money Market (Cost $162,449)		162,449
Total Investments – 99.63% (Cost $78,321,873)		105,891,093
Other Assets in Excess of Liabilities– 0.37%		397,281

NET ASSETS – 100.00%		$106,288,374

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.

At March 31, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$30,206,102
Gross unrealized depreciation	(2,635,706)

Net unrealized appreciation	$27,570,396
Aggregate cost of securities for income tax purposes	$78,320,697

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | March 31, 2017 (Unaudited)

	Shares	Market Value
Common Stocks 94.67%
Consumer Discretionary 11.45%
Adient PLC	3,235	$235,087
CBS Corp., Class B	8,100	561,816
Comcast Corp., Class A	28,000	1,052,520
D.R. Horton, Inc.	7,500	249,825
Home Depot, Inc. (The)	15,450	2,268,523
Johnson Controls International PLC	10,853	457,128
Lennar Corp., Class A	5,000	255,950
McDonald’s Corp.	7,680	995,405
Ross Stores, Inc.	8,400	553,308
Royal Caribbean Cruises Ltd.	4,300	421,873
Target Corp.	5,000	275,950
TJX Companies, Inc. (The)	3,200	253,056
Walt Disney Co. (The)	17,000	1,927,630

		9,508,071
Consumer Staples 8.74%
Altria Group, Inc.	25,700	1,835,494
Clorox Co. (The)	1,800	242,694
Coca-Cola Co.(The)	15,700	666,308
ConAgra Foods, Inc.	8,100	326,754
Kimberly-Clark Corp.	6,000	789,780
Kraft Heinz Co. (The)	2,999	272,339
Lamb Weston Holdings, Inc.	2,300	96,738
PepsiCo, Inc.	9,150	1,023,519
Philip Morris International, Inc.	9,400	1,061,260
Procter & Gamble Co. (The)	3,700	332,445
Walgreens Boots Alliance, Inc.	3,000	249,150
Wal-Mart Stores, Inc.	5,024	362,130

		7,258,611
Energy 6.70%
Apache Corp.	3,000	154,170
Chevron Corp.	8,260	886,876
ConocoPhillips	8,550	426,389
Devon Energy Corp.	3,000	125,160
EOG Resources, Inc.	8,700	848,685
Exxon Mobil Corp.	15,950	1,308,059
Halliburton Co.	7,100	349,391
Schlumberger Ltd.	6,375	497,888
Tesoro Corp.	2,000	162,120
Valero Energy Corp. (a)	12,100	802,109

		5,560,847
Financials 12.16%
American Express Co.	10,000	791,100
Bank of America Corp.	42,300	997,857
Blackstone Group LP (The)	16,700	495,990

See accompanying notes which are an integral part of these schedules of investments.

Citigroup, Inc.	12,300	735,786
CME Group, Inc.	3,900	463,320
Fifth Third Bancorp	15,400	391,160
Goldman Sachs Group, Inc.(The)	3,265	750,036
Hartford Financial Services Group, Inc.(The)	15,000	721,050
Huntington Bancshares, Inc.	30,050	402,370
JPMorgan Chase & Co.	14,977	1,315,580
M&T Bank Corp.	2,200	340,406
MetLife, Inc.	8,375	442,368
Prudential Financial, Inc.	4,500	480,060
Travelers Cos., Inc.(The)	1,900	229,026
U.S. Bancorp	9,700	499,550
Wells Fargo & Co.	18,776	1,045,072

		10,100,731
Health Care 12.57%
AbbVie, Inc.	4,700	306,252
Aetna, Inc.	3,800	484,690
Allergan PLC *	3,300	788,436
Amgen, Inc.	3,250	533,228
Bristol-Myers Squibb Co.	14,000	761,320
Edwards LifeSciences Corp. *	1,000	94,070
Gilead Sciences, Inc.	5,300	359,976
Humana, Inc.	3,000	618,420
Johnson & Johnson	8,810	1,097,285
McKesson Corp.	4,400	652,344
Medtronic PLC	9,029	727,376
Merck & Co., Inc.	13,100	832,374
Mylan NV *	2,800	109,172
Perrigo Co. PLC	1,300	86,307
Pfizer, Inc.	16,900	578,149
Quest Diagnostics, Inc.	4,500	441,855
Thermo Fisher Scientific, Inc.	2,700	414,720
UnitedHealth Group, Inc.	9,500	1,558,095

		10,444,069
Industrials 8.29%
3M Co.	5,650	1,081,014
Boeing Co.(The)	5,200	919,672
Caterpillar, Inc.	9,350	867,306
CSX Corp.	18,500	861,175
Deere & Co.	4,000	435,440
FedEx Corp.	3,050	595,208
General Electric Co.	36,081	1,075,214
Honeywell International, Inc.	3,000	374,610
Masco Corp.	7,500	254,925
United Technologies Corp.	2,800	314,188
Waste Connections, Inc.	1,250	110,275

		6,889,027
Information Technology 22.65%
Accenture PLC, Class A	5,750	689,310
Adobe Systems, Inc. *	4,200	546,546

See accompanying notes which are an integral part of these schedules of investments.

Apple, Inc.	23,200	3,332,912
Applied Materials, Inc.	19,800	770,220
Cisco Systems, Inc.	26,500	895,700
Cognizant Technology Solutions Corp., Class A *	10,100	601,152
Corning, Inc.	13,200	356,400
Dell Technologies, Inc., Class V *	2,006	128,544
Hewlett Packard Enterprise Co.	14,300	338,910
HP, Inc.	18,500	330,780
Intel Corp.	26,400	952,248
International Business Machines Corp.	2,858	497,692
MasterCard, Inc., Class A	6,900	776,043
Microsoft Corp.	34,450	2,268,877
NetApp, Inc.	5,600	234,360
Oracle Corp.	24,800	1,106,328
Paychex, Inc.	8,850	521,265
QUALCOMM, Inc.	8,800	504,592
Seagate Technology PLC	5,000	229,650
Symantec Corp.	23,850	731,718
Texas Instruments, Inc.	16,525	1,331,254
Visa, Inc.	18,800	1,670,756

		18,815,257
Materials 1.95%
AdvanSix, Inc. *	248	6,775
CF Industries Holdings, Inc.	6,000	176,100
Dow Chemical Co.(The)	8,650	549,621
E.I. du Pont de Nemours & Co.	11,000	883,630

		1,616,126
Real Estate Investment Trusts 6.05%
American Campus Communities, Inc.	11,850	563,942
American Tower Corp.	900	109,386
Apple Hospitality REIT, Inc.	16,550	316,105
CoreCivic, Inc.	5,150	161,813
Crown Castle International Corp.	2,050	193,623
CyrusOne, Inc.	3,050	156,984
DiamondRock Hospitality Co.	10,000	111,500
Digital Realty Trust, Inc.	2,200	234,058
Education Realty Trust, Inc.	20,650	843,552
Essex Property Trust, Inc.	500	115,765
GEO Group, Inc. (The)	5,800	268,946
Gramercy Property Trust	9,166	241,066
Healthcare Realty Trust, Inc.	5,000	162,500
Healthcare Trust of America, Inc.	4,500	141,570
Invesco Mortgage Capital, Inc.	7,000	107,940
Pebblebrook Hotel Trust	3,900	113,919
Prologis, Inc.	7,000	363,160
QTS Realty Trust, Inc., Class A	500	24,375
Realty Income Corp.	2,000	119,060
Simon Property Group, Inc.	2,400	412,872
Sun Communities, Inc.	2,000	160,660
Welltower, Inc.	1,500	106,230

		5,029,026

See accompanying notes which are an integral part of these schedules of investments.

Telecommunication Services 2.50%
AT&T, Inc.	28,250	1,173,787
Verizon Communications, Inc.	18,440	898,950

		2,072,737
Utilities 1.61%
American Electric Power Co., Inc.	1,750	117,478
NextEra Energy, Inc.	4,900	629,013
WEC Energy Group, Inc.	9,800	594,174

		1,340,665
Total Common Stocks (Cost $48,318,222)		78,635,167
Preferred Stocks 4.77%
Energy 0.32%
Callon Petroleum Co., Series A, 10.00%	5,000	263,150

Financials 2.07%
AGNC Investment Corp., 7.75%	6,000	155,940
American Financial Group, Inc., 6.00%	5,300	140,185
AmTrust Financial Services, Inc., 7.50%	2,500	62,400
Ares Management LP, Series A, 7.00%	2,500	65,650
Bank of America Corp., Series EE, 6.00%	2,500	64,475
Bank of America Corp., Series W, 6.63%	2,000	53,060
BGC Partners, Inc., 8.13%	5,000	127,600
Capital One Financial Corp., Series D, 6.70%	2,000	54,880
Charles Schwab Corp. (The), Series C, 6.00%	2,000	53,360
Citigroup, Inc., Series L, 6.88%	3,000	83,070
Hancock Holding Co., 5.95%	2,500	63,100
Hercules Capital, Inc., 6.25%	2,000	51,300
JPMorgan Chase & Co., Series T, 6.70%	2,000	54,820
KKR & Co. LP, Series B, 6.50%	2,000	51,600
KKR Financial Holdings LLC, Series A, 7.38%	3,000	78,360
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	175,700
Oxford Lane Capital Corp., 8.13%	2,000	51,220
Prospect Capital Corp., 6.25%	4,000	103,480
Torchmark Corp., 6.13%	5,000	129,500
Wells Fargo & Co., Series W, 5.70%	4,000	100,680

		1,720,380
Health Care 0.10%
AdCare Health Systems, Inc., Series A, 10.88%	3,500	80,360

Information Technology 0.13%
eBay, Inc., 6.00%	4,000	105,760

Real Estate Investment Trusts 1.20%
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	73,890
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	3,000	73,740

See accompanying notes which are an integral part of these schedules of investments.

Digital Realty Trust, Inc., Series H, 7.38%	5,000	137,500
Digital Realty Trust, Inc., Series I, 6.35%	2,500	66,700
Hersha Hospitality Trust, Series D, 6.50%	3,000	75,420
Hersha Hospitality Trust, Series E, 6.50%	5,000	123,450
LaSalle Hotel Properties, Series J, 6.30%	2,500	61,500
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	49,780
National Retail Properties, Inc., Series F, 5.20%	3,000	69,570
Public Storage, Series B, 5.40%	4,000	98,200
Public Storage, Series E, 4.90%	4,000	89,960
Sotherly Hotels, Inc., Series B, 8.00%	3,000	77,175

		996,885
Telecommunication Services 0.63%
Qwest Corp., 6.63%	2,500	62,975
Qwest Corp., 6.88%	2,000	50,740
Qwest Corp., 7.00%	2,500	66,050
Qwest Corp., 7.00%	5,000	126,550
Telephone & Data Systems, Inc., 7.00%	4,000	101,200
United States Cellular Corp., 7.25%	2,500	66,700
United States Cellular Corp., 7.25%	2,000	53,200

		527,415
Utilities 0.32%
DTE Energy Co., Series B, 5.38%	2,000	48,000
Entergy Mississippi, Inc., 4.90%	5,000	113,150
Entergy New Orleans, Inc., 5.50%	2,000	49,480
Southern Co. (The), 6.25%	2,000	52,800

		263,430
Total Preferred Stocks (Cost $3,854,377)		3,957,380
Money Market 0.62%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.60% (b)	514,121	514,121
Total Money Market (Cost $514,121)		514,121
Total Investments – 100.06% (Cost $52,686,720)		83,106,668
Liabilities in Excess of Other Assets – (0.06)%		(46,122)

NET ASSETS – 100.00%		$83,060,546

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2017.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

At March 31, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$30,945,955
Gross unrealized depreciation	(528,869)

Net unrealized appreciation	$30,417,086
Aggregate cost of securities for income tax purposes	$52,689,357

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF WRITTEN OPTIONS | March 31, 2017 (Unaudited)

	Contracts	Market Value
Written Call Options (0.00)%
Valero Energy Corp./April 2017/Strike Price $69.50 (a)*	(10)	$(225)

Total Written Call Options (Premiums Received $930)		$(225)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | March 31, 2017 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 99.50%
Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$105,121

Alaska 0.67%
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	100,887
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	100,832
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, Series A, Callable 04/21/17 @ 100, (OID), 5.00%, 06/01/32	500,000	489,055

		690,774
Arizona 0.79%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	105,901
City of Phoenix, AZ, General Obligation Unlimited, Callable 07/01/26 @ 100, 5.00%, 07/01/27	500,000	602,530
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	108,428

		816,859
California 3.84%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	295,005
California State Public Works Board, Revenue Bonds, Callable 11/01/26 @ 100, 5.00%, 11/01/29	600,000	703,554
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	102,546
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	272,312
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	53,739
Los Angeles Community College District, General Obligation Unlimited, Callable 08/01/26 @ 100, 4.00%, 08/01/38	500,000	519,720
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Series L, Callable 05/15/26 @ 100, 4.00%, 05/15/37	145,000	148,222
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, 5.00%, 08/01/33	250,000	290,777
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	522,950
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	109,426
State of California, General Obligation Unlimited, Callable 08/01/25 @ 100, 5.00%, 08/01/29	250,000	294,017
State of California, General Obligation Unlimited, Callable 09/01/26 @ 100, 4.00%, 09/01/36	175,000	180,397

See accompanying notes which are an integral part of these schedules of investments.

State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	282,580
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	152,708
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	21,730

		3,949,683
Colorado 0.59%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	108,924
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 05/08/17 @ 100, (OID), 6.00%, 12/01/33	500,000	500,935

		609,859
Connecticut 10.81%
City of New Haven, CT, General Obligation Unlimited, Series A, Callable 08/15/26 @ 100, (AGM), 5.00%, 08/15/36	230,000	249,483
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	257,558
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	154,397
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	227,046
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	105,588
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	237,745
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G-REMK 11/15/12, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	244,233
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Series B-1, Callable 11/15/25 @ 100, 3.25%, 11/15/36	250,000	231,430
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	754,800
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	252,238
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	503,400
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	252,125
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	529,695
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	518,140
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	516,335
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	150,000	157,539
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	109,849
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	109,955

See accompanying notes which are an integral part of these schedules of investments.

Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series M, Callable 07/01/26 @ 100, 5.00%, 07/01/34	250,000	279,580
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	135,554
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	108,220
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	95,000	99,775
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	5,000	5,210
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	469,163
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	103,144
State of Connecticut, General Obligation Unlimited, Series B, 5.00%, 06/15/24	250,000	288,952
State of Connecticut, General Obligation Unlimited, Series A, Callable 03/15/26 @ 100, 5.00%, 03/15/31	500,000	564,950
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	259,335
State of Connecticut, General Obligation Unlimited, Series F, Callable 11/15/25 @ 100, 5.00%, 11/15/26	250,000	289,332
State of Connecticut, General Obligation Unlimited, Series A, Callable 03/15/26 @ 100, 4.00%, 03/15/36	500,000	506,375
State of Connecticut, General Obligation Unlimited, Series A, Callable 04/15/27 @ 100, 5.00%, 04/15/32	500,000	562,315
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	411,916
State of Connecticut, General Obligation Unlimited, Series G, 5.00%, 11/01/20	100,000	111,169
State of Connecticut, General Obligation Unlimited, Series B, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	285,100
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	505,645
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	111,943
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	286,900
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	278,655
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	54,310

		11,129,099
District of Columbia 1.57%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	500,000	523,975
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	334,877
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	296,940
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, Callable 04/01/26 @ 100, 5.00%, 10/01/34	150,000	172,590
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, Callable 04/01/26 @ 100, 5.00%, 10/01/36	250,000	285,750

		1,614,132

See accompanying notes which are an integral part of these schedules of investments.

Florida 8.58%
Central Florida Expressway Authority, Revenue Bonds, Series B, Callable 07/01/26 @ 100, (AGM) (OID), 3.00%, 07/01/37	1,000,000	879,930
Central Florida Expressway Authority, Revenue Bonds, Series B, Callable 07/01/26 @ 100, 4.00%, 07/01/35	150,000	153,842
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	164,919
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	137,386
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	115,752
City of Miami, FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	542,250
City of Orlando, FL, Public Improvements, Revenue Bonds, Series B, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,108,480
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	119,021
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	273,837
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	264,485
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	275,385
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	177,040
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	110,711
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	148,126
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	70,000	71,233
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	113,152
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	114,216
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	569,240
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	222,408
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	250,008
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	250,208
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	35,000	39,713
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	115,000	128,979

See accompanying notes which are an integral part of these schedules of investments.

Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	316,766
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	444,132
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	174,810
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	50,941
School Board of Miami-Dade County/The, Certificate of Participation, Series D, Callable 02/01/26 @ 100, 4.00%, 02/01/33	1,460,000	1,497,084
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	111,110

		8,825,164
Georgia 1.48%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	272,250
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	362,050
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	273,885
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	103,513
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	172,274
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	57,258
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	285,255

		1,526,485
Hawaii 0.04%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	44,176

Illinois 1.44%
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	197,813
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	113,461
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	260,128
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	240,020
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	285,597
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	268,262
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	111,967

		1,477,248

See accompanying notes which are an integral part of these schedules of investments.

Indiana 2.83%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	282,967
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	115,000	123,758
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	267,860
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,240,120

		2,914,705
Iowa 0.61%
Iowa Finance Authority, Revenue Bonds, Series A-REMK, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	329,511
State of Iowa, Revenue Bonds, Series A, Callable 06/01/26 @ 100, 5.00%, 06/01/27	250,000	299,497

		629,008
Kansas 0.27%
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	35,000	37,513
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	215,000	236,515

		274,028
Kentucky 0.35%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	325,000	359,313

Louisiana 0.86%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	502,040
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	111,797
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	272,527

		886,364
Maine 1.08%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	499,580
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	259,528
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A-3, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	98,222
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	98,689
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	97,927
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	59,335

		1,113,281
Maryland 1.64%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	256,370
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	477,672

See accompanying notes which are an integral part of these schedules of investments.

Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	537,665
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	65,908
Montgomery County Housing Opportunities Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	347,380

		1,684,995
Massachusetts 1.57%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	40,000	41,893
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	95,000	99,752
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	138,169
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	154,050
Massachusetts Housing Finance Agency, Revenue Bonds, Series D, Callable 12/01/25 @ 100, 3.25%, 12/01/36	575,000	539,482
Massachusetts Housing Finance Agency, Revenue Bonds, Series 185, Callable 06/01/26 @ 100, 3.15%, 12/01/26	120,000	122,297
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	186,232
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	104,313
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	104,138
Massachusetts School Building Authority, Revenue Bonds, Series C, Callable 08/15/25 @ 100, 5.00%, 08/15/26	100,000	120,512

		1,610,838
Michigan 3.21%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 05/08/17 @ 100, 6.00%, 12/01/35	500,000	499,395
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	113,519
Michigan State Building Authority, Refunding Revenue Bonds, Series I-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	849,225
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	742,078
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	252,075
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	565,280
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	279,597

		3,301,169
Mississippi 0.26%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	269,597

See accompanying notes which are an integral part of these schedules of investments.

Missouri 0.93%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	289,699
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	98,794
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Series F, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	501,615
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	65,000	67,124

		957,232
Nebraska 0.28%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	283,015

Nevada 0.83%
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	45,000	47,347
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	5,000	5,199
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Ginnie Mae), 4.40%, 04/01/27	40,000	41,333
Nevada System of Higher Education, Certificate of Participation, Callable 07/01/26 @ 100, 4.00%, 07/01/27	700,000	756,091

		849,970
New Hampshire 0.11%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	111,901

New Jersey 9.77%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	267,945
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	184,116
New Jersey Economic Development Authority, Revenue Bonds, Series II, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,051,840
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	966,258
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	300,000	304,119
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	285,805
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	100,873
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	15,000	15,591
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	260,000	272,571

See accompanying notes which are an integral part of these schedules of investments.

New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	581,902
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	237,004
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	105,724
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	68,224
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	155,000	163,466
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Series A, Callable 11/01/25 @ 100, 3.50%, 11/01/36	500,000	491,975
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	70,000	72,484
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Series A, Callable 11/01/25 @ 100, 3.90%, 11/01/50	175,000	171,302
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series D, Callable 12/15/24 @ 100, 5.00%, 06/15/32	750,000	766,770
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.00%, 06/15/21	150,000	160,512
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	150,000	160,940
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	225,889
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,000,000	1,004,010
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	224,924
New Jersey Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	565,280
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	858,457
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	249,375
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	249,993
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	250,965

		10,058,314
New Mexico 1.56%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	474,503
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	238,025
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	504,995
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	120,000	121,220
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	190,000	190,633
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,219

		1,607,595

See accompanying notes which are an integral part of these schedules of investments.

New York 23.67%
County of Monroe, NY, General Obligation Limited, 2.00%, 06/01/17	500,000	500,695
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 05/08/17 @ 100, 5.00%, 02/15/47	60,000	60,503
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	221,674
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	283,267
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	269,922
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	137,688
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	107,837
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	271,507
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	281,700
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	112,335
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	549,000
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	281,465
Metropolitan Transportation Authority, Revenue Bonds, Subseries C-1, Callable 11/15/25 @ 100, 5.25%, 11/15/28	500,000	599,490
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Series B, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	291,032
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Subseries A-1, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	555,155
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	58,830
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	562,655
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	565,875
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	287,172
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	264,102
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	268,377
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	517,050
New York City Housing Development Corp., Revenue Bonds, Callable 11/01/25 @ 100, 3.60%, 11/01/31	250,000	257,535
New York City Housing Development Corp., Revenue Bonds, Series A, Callable 02/01/26 @ 100, 3.50%, 11/01/32	150,000	150,108

See accompanying notes which are an integral part of these schedules of investments.

New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	165,110
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	105,365
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	105,012
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	261,978
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	258,558
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	263,155
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	702,981
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 05/08/17 @ 100, (FGIC), 5.00%, 03/01/31	145,000	145,947
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 05/08/17 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,059
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 05/08/17 @ 100, (NATL-RE), 5.00%, 03/01/36	115,000	115,756
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 05/08/17 @ 100, (FGIC), 5.00%, 03/01/46	1,500,000	1,510,950
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/26 @ 100, (State Aid Withholding), 5.00%, 07/15/31	750,000	866,220
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	268,070
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	293,340
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	564,450
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/23	100,000	118,121
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Subseries B-1, Callable 08/01/26 @ 100, 4.00%, 08/01/35	100,000	104,511
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	557,685
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/27	25,000	29,814
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/24	100,000	119,435
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/21	100,000	114,548
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/34	1,000,000	1,145,490
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	279,040
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	700,000	775,726

See accompanying notes which are an integral part of these schedules of investments.

New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	325,000	361,114
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	276,865
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	45,240
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	113,587
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	218,070
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	176,758
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	545,270
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	111,212
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	191,281
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/37	385,000	435,420
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	277,819
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	789,810
New York State Environmental Facilities Corp., Revenue Bonds, Callable 06/15/26 @ 100, 4.00%, 06/15/36	250,000	264,585
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	155,720
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	212,497
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	259,303
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	104,834
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	527,300
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	210,134
New York State Thruway Authority, Revenue Bonds, Series A, Callable 01/01/26 @ 100, 4.00%, 01/01/37	100,000	102,143
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	110,807
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	440,090
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,010,920
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	52,004
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series 2008 B-3-REMK 11/16/15, Callable 11/15/25 @ 100, 5.00%, 11/15/27	100,000	119,343
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series 2008 B-3-REMK 11/16/15, Callable 11/15/25 @ 100, 5.00%, 11/15/35	250,000	286,260
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, Callable 11/15/25 @ 100, 5.00%, 11/15/40	310,000	352,197
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, 5.00%, 11/15/21	50,000	57,672
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B, 5.00%, 11/15/23	100,000	118,830

		24,353,380

See accompanying notes which are an integral part of these schedules of investments.

North Carolina 0.68%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	106,152
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	265,042
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	216,152
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	110,889

		698,235
North Dakota 0.10%
City of Bismarck, ND Sanitary Sewer Revenue, Revenue Bonds, Callable 05/01/25 @ 100, 3.00%, 05/01/29	100,000	99,097

Ohio 0.74%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	79,987
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	407,249
Ohio Higher Educational Facility Commission, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	165,000	178,822
Ohio Higher Educational Facility Commission, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	85,000	94,798

		760,856
Oklahoma 0.25%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	253,835

Oregon 0.35%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	110,631
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	39,398
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	209,624

		359,653
Pennsylvania 6.50%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	564,180
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	149,951
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	565,680
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	277,961
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	104,948
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	99,215

See accompanying notes which are an integral part of these schedules of investments.

Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	106,127
Pennsylvania State University, Revenue Bonds, Series A, Callable 09/01/26 @ 100, 5.00%, 09/01/34	190,000	219,420
Pennsylvania State University, Revenue Bonds, Series A, Callable 09/01/26 @ 100, 5.00%, 09/01/35	125,000	143,804
Pennsylvania State University, Revenue Bonds, Series A, Callable 09/01/26 @ 100, 5.00%, 09/01/36	100,000	114,692
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,174,020
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, (AGM), 5.25%, 07/15/28	150,000	184,019
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, Callable 12/01/25 @ 100, 5.00%, 12/01/45	500,000	538,905
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	556,715
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	109,204
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	272,915
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	500,000	511,855

		6,693,611
Puerto Rico 1.01%
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	105,521
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4-REMK 09/1, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	204,844
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	530,530
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	200,625

		1,041,520
Rhode Island 1.38%
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	227,783
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	105,000	108,641
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	511,805
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	535,940
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	38,372

		1,422,541
South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	52,692

See accompanying notes which are an integral part of these schedules of investments.

South Dakota 0.37%
South Dakota Housing Development Authority, Revenue Bonds, Series B, Callable 11/01/25 @ 100, 3.13%, 11/01/36	150,000	141,350
South Dakota Housing Development Authority, Revenue Bonds, Series B, Callable 11/01/25 @ 100, 2.45%, 05/01/27	250,000	243,330

		384,680
Tennessee 0.32%
City of Memphis, TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	113,198
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	220,044

		333,242
Texas 4.01%
City of Houston, TX, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	566,610
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 08/01/26 @ 100, 5.00%, 02/01/32	250,000	292,827
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	506,990
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	251,543
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	120,000	130,622
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 05/15/26 @ 100, 4.00%, 11/15/30	1,130,000	1,179,098
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	187,201
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	114,260
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	251,578
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	107,792
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	106,693
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	109,213
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	109,861
Texas Public Finance Authority, Revenue Bonds, Callable 12/01/26 @ 100, 4.00%, 12/01/31	200,000	211,318

		4,125,606
Utah 0.33%
University of Utah/The, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	281,655
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 CL III, Callable 01/01/21 @ 100, 5.25%, 01/01/25	25,000	26,198
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 CL II, Callable 01/01/21 @ 100, 5.75%, 01/01/33	30,000	31,076

		338,929

See accompanying notes which are an integral part of these schedules of investments.

Vermont 0.24%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	243,954

Virgin Islands 0.08%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	86,750

Virginia 0.48%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, 4.50%, 10/01/45	215,000	221,945
Virginia Resources Authority, Revenue Bonds, Callable 11/01/25 @ 100, 4.00%, 11/01/33	250,000	267,012

		488,957
Washington 1.86%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,090,470
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	266,697
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	553,830

		1,910,997
West Virginia 0.47%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	213,434
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 09/01/19	250,000	267,097

		480,531
Wisconsin 0.08%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (OID), 5.63%, 11/01/35	80,000	83,980

Wyoming 0.46%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Series 3, Callable 06/01/24 @ 100, 3.70%, 06/01/39	495,000	473,646

Total Municipal Bonds (Cost $99,001,347)		102,386,617
Money Market 0.38%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.60% (a)	392,198	392,198
Total Money Market (Cost $392,198)		392,198
Total Investments – 99.88% (Cost $99,393,545)		102,778,815
Other Assets in Excess of Liabilities – 0.12%		126,395

NET ASSETS – 100.00%		$102,905,210

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

At March 31, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$4,534,535
Gross unrealized depreciation	(1,151,541)

Net unrealized appreciation	$3,382,994
Aggregate cost of securities for income tax purposes	$99,395,821

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | March 31, 2017 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.13%
CHL Mortgage Pass-Through Trust 2005-21, A27, 5.50%, 10/25/35	$51,040	$45,694
CHL Mortgage Pass-Through Trust 2005-21, A7, 5.50%, 10/25/35	55,179	49,399
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	174,018	174,371
Total Collateralized Mortgage Obligations (Cost $192,062)		269,464
Municipal Bonds 73.84%
Alabama 2.65%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	4,369,760
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	791,090
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	553,120

		5,713,970
Arizona 1.36%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	225,000	244,053
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,488,928
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,195,833

		2,928,814
California 7.35%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	563,557
Bay Area Toll Authority, Build America Revenue Bonds, 6.91%, 10/01/50	1,000,000	1,438,640
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1-SUB, 6.92%, 04/01/40	250,000	340,170
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 06/15/30	450,000	567,931
City of Tulare, CA, Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,170,530
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,152,150
County of San Bernardino, CA, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	208,386
Los Angeles Department of Water & Power Power System Revenue, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	586,865
Napa Valley Unified School District, School Improvements, General Obligation Unlimited, 6.51%, 08/01/43	500,000	668,025
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	551,925
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,547,948

See accompanying notes which are an integral part of these schedules of investments.

Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	581,590
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,192,280
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	622,045
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,287,190
University of California, Revenue Bonds, Series J, 4.13%, 05/15/45	1,000,000	992,130
University of California, University & College Improvements, Refunding Revenue Bonds, Series J, 3.66%, 05/15/27	250,000	258,393
University of California, Revenue Bonds, Callable 05/15/30 @ 100, 6.30%, 05/15/50	510,000	606,788
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1-, 6.25%, 08/01/30	1,250,000	1,519,137

		15,855,680
Colorado 0.94%
Adams State University, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	264,715
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	266,548
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,240,970
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	264,978

		2,037,211
Connecticut 1.20%
City of Bridgeport, CT, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,115,120
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	542,435
State of Connecticut, General Obligation Unlimited, Series A, 5.85%, 03/15/32	780,000	938,387

		2,595,942
District of Columbia 0.25%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	545,150

Florida 5.91%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	215,246
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	107,477
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,472,437
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	313,695
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	276,975
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	455,832

See accompanying notes which are an integral part of these schedules of investments.

City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/01/40	300,000	344,301
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	550,745
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,346,150
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	314,463
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	794,025
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	549,220
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,087,580
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	186,694
Florida Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,664,445
Florida Governmental Utility Authority, Build America Revenue Bonds, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,123,100
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	282,570
Osceola County School Board, School Improvements, Certificate of Participation, 6.66%, 04/01/27	1,000,000	1,186,190
Town of Davie, FL Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	281,575
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	189,939

		12,742,659
Georgia 2.54%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 01/01/26 @ 100, 4.50%, 01/01/47	600,000	623,364
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Build America Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,748,025
State of Georgia, Public Improvements, General Obligation Unlimited, Series B, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,105,940

		5,477,329
Hawaii 0.72%
State of Hawaii, General Obligation Unlimited, Series FA, Callable 10/01/25 @ 100, 4.05%, 10/01/32	1,495,000	1,548,371

Idaho 0.43%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	923,778

Illinois 3.09%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	160,937
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	531,855

See accompanying notes which are an integral part of these schedules of investments.

City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	310,738
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	876,826
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,047,290
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	638,998
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	281,630
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,788,915
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	558,290
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	466,188

		6,661,667
Indiana 1.37%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	1,013,170
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	1,010,950
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	940,392

		2,964,512
Kansas 0.67%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	419,882
Kansas Development Finance Authority, Revenue Bonds, Series H, 4.73%, 04/15/37	1,000,000	1,028,600

		1,448,482
Kentucky 1.29%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	267,670
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Series C, 5.37%, 11/01/25	400,000	440,312
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,043,610
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,039,730

		2,791,322
Louisiana 1.48%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	524,950
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Series A, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,022,740
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,644,443

		3,192,133

See accompanying notes which are an integral part of these schedules of investments.

Massachusetts 0.59%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	205,000	237,536
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	868,102
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	177,246

		1,282,884
Michigan 2.70%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	525,570
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	225,940
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	263,760
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	260,260
Michigan Finance Authority, Revenue Bonds, Series A, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	245,668
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	490,000	522,487
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	543,370
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, (OID), 7.31%, 06/01/34	2,595,000	2,547,226
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	519,566
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	156,113
St Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,265

		5,815,225
Mississippi 0.82%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	650,000	775,157
State of Mississippi, Refunding Bonds, General Obligation Unlimited, Series D, 3.43%, 10/01/29	1,000,000	996,850

		1,772,007
Missouri 2.59%
City of Kansas City, MO, Revenue Bonds, Series D, 7.83%, 04/01/40	2,500,000	3,146,400
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	259,255
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	288,888
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,300,430
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	589,266

		5,584,239

See accompanying notes which are an integral part of these schedules of investments.

Nebraska 0.63%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	228,174
Omaha Public Power District, Build America Revenue Bonds, 5.43%, 02/01/41	1,000,000	1,120,400

		1,348,574
Nevada 2.78%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,262,899
County of Clark, NV, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,151,500
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	320,463
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,014,768
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,010,858
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	227,676

		5,988,164
New Jersey 2.86%
New Jersey Economic Development Authority, Revenue Bonds, Series A, 7.43%, 02/15/29	750,000	903,030
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	535,910
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	537,780
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,130,950
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	387,968
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	349,150
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	533,970
Township of Brick, NJ, General Obligation Unlimited, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,782,118

		6,160,876
New York 8.75%
City of New York NY, General Obligation Unlimited, Series J-12, Callable 02/01/25 @ 100, 3.60%, 08/01/28	500,000	505,940
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	116,004
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	173,258
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Series G, 5.38%, 10/01/24	500,000	568,915
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	544,680
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	234,591
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,335,280
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/39	700,000	853,293

See accompanying notes which are an integral part of these schedules of investments.

Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	153,056
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,043,192
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,997,460
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/30	395,000	506,959
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,682,475
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	709,118
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	651,725
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	815,000	978,481
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	224,898
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	540,600
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/26 @ 100, 3.88%, 07/01/46	1,000,000	941,720
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	1,000,000	1,052,620
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Series 187, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,223,034
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	450,000	474,655
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.55%, 11/15/40	150,000	181,446
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	183,102

		18,876,502
North Carolina 0.12%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	253,013

Ohio 3.70%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	430,000	617,759
American Municipal Power, Inc., Revenue Bonds, Series E, 6.27%, 02/15/50	1,350,000	1,619,028
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	536,120
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,841,467
Cincinnati City School District, Refunding Bonds, Certificate of Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	202,290
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,209,280
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	608,735

See accompanying notes which are an integral part of these schedules of investments.

Madison Local School District/Lake County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	258,998
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	110,000	121,026
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Series A, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	486,660
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	205,508
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	280,668

		7,987,539
Oklahoma 0.25%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	536,745

Oregon 0.13%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	276,143

Pennsylvania 1.81%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/01/37	520,000	629,559
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 5.85%, 12/01/37	335,000	404,580
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	714,792
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	496,910
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	345,216
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,158,010
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	162,714

		3,911,781
Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	100,706

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	277,158

South Dakota 0.20%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	430,824

Tennessee 2.43%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,585,965

See accompanying notes which are an integral part of these schedules of investments.

Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,644,820
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.29%, 07/01/27	500,000	508,335
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.39%, 07/01/28	500,000	502,835

		5,241,955
Texas 6.05%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,045,449
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	817,252
City of Laredo, TX Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	520,395
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	274,968
County of Bexar, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	550,545
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,948,305
Dallas County Hospital District, General Obligation Limited, Series C, 5.62%, 08/15/44	520,000	630,510
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	265,330
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,141,120
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	976,040
Midland County Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	313,794
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,314,900
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	995,605
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	770,722
Texas A&M University, Revenue Bonds, Series B, Callable 05/15/26 @ 100, 4.11%, 05/15/45	500,000	493,780

		13,058,715
Utah 0.25%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	531,235

Virgin Islands 0.90%
Virgin Islands Water & Power Authority—Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,047,890
Virgin Islands Water & Power Authority—Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	897,170

		1,945,060

See accompanying notes which are an integral part of these schedules of investments.

Virginia 2.37%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 04/21/17 @ 100, (OID), 6.71%, 06/01/46	6,085,000	5,116,816

Washington 1.05%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	287,245
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	279,108
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	752,031
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	651,935
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	283,498

		2,253,817
West Virginia 0.96%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/25 @ 100, 7.47%, 06/01/47	2,165,000	2,076,603

Wisconsin 0.47%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,013,160

Total Municipal Bonds (Cost $148,771,506)		159,266,761

	Shares
Common Stocks 7.22%
Energy 5.07%
Buckeye Partners LP	10,590	726,050
Cone Midstream Partners LP	8,500	200,685
Enbridge Energy Partners LP	22,519	427,861
Energy Transfer Partners LP	33,631	1,228,204
EnLink Midstream Partners LP	33,865	619,729
Enterprise Products Partners LP	42,400	1,170,664
Global Partners LP	7,215	140,693
Magellan Midstream Partners LP	11,700	899,847
MPLX LP	32,000	1,154,560
Plains All American Pipeline LP	3,200	101,152
Spectra Energy Partners LP	26,500	1,156,990
Targa Resources Corp.	12,739	763,066
TC PipeLines LP	10,695	638,064
Tesoro Logistics LP	6,405	348,880
USA Compression Partners LP	12,796	216,124
Western Gas Partners LP	18,750	1,133,437

		10,926,006

See accompanying notes which are an integral part of these schedules of investments.

Financials 0.27%
Blackstone Group LP/The	7,100	210,870
Blackstone Mortgage Trust, Inc.	11,565	358,052

		568,922
Real Estate Investment Trusts 1.31%
Apple Hospitality REIT, Inc.	32,539	621,495
City Office REIT, Inc.	20,000	243,000
DiamondRock Hospitality Co.	25,953	289,376
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,066,398
Pebblebrook Hotel Trust	8,806	257,223
Spirit Realty Capital, Inc.	35,000	354,550

		2,832,042
Telecommunication Services 0.57%
AT&T, Inc.	18,000	747,900
Verizon Communications, Inc.	10,000	487,500

		1,235,400
Total Common Stocks (Cost $14,717,647)		15,562,370
	Principal Amount
Corporate Bonds 8.12%
Bank of New York Mellon Corp./The, 4.63%, 12/29/49 (a)	$500,000	481,250
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	217,500
DDR Corp., 7.50%, 07/15/18	500,000	532,123
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,087,072
Dow Chemical Co./The, 3.05%, 02/15/22	1,000,000	969,236
Duke Realty LP, 4.38%, 06/15/22	250,000	266,033
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	102,663
Exelon Generation Co. LLC, 5.60%, 06/15/42 (b)	400,000	344,475
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	358,222
General Electric Co., 5.00%, 12/29/49 (a)	1,765,000	1,864,281
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	598,076
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,670,832
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	502,674
Kilroy Realty LP, 4.80%, 07/15/18	100,000	102,960
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	272,524
MetLife, Inc., 9.25%, 04/08/38 (b)	1,500,000	2,075,625
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,547,500
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	385,393
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	725,000
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	1,004,334
Qwest Corp., 7.13%, 11/15/43	1,000,000	988,750
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,123,717
Valero Energy Corp., 8.75%, 06/15/30	224,000	299,189
Total Corporate Bonds (Cost $16,702,905)		17,519,429

See accompanying notes which are an integral part of these schedules of investments.

	Shares
Preferred Stocks 9.32%
Financials 2.26%
Aegon NV, 8.00%	12,900	334,626
Aflac, Inc., 5.50%	8,850	224,790
American Financial Group, Inc., 6.00%	8,700	230,115
Arch Capital Group Ltd., 5.25%	20,000	452,800
Bank of New York Mellon Corp./The, 5.20%	8,700	217,500
First Republic Bank, 5.70%	9,000	227,880
Hancock Holding Co., 5.95%	3,700	93,388
JPMorgan Chase & Co., 6.30%	8,750	236,600
JPMorgan Chase & Co., 5.45%	4,480	113,971
KKR & Co. LP, 6.50%	10,000	258,000
KKR Financial Holdings LLC, 7.38%	9,600	250,752
KKR Financial Holdings LLC, 7.50%	10,000	257,600
PNC Financial Services Group, Inc./The, 5.38%	4,250	105,953
Protective Life Corp., 6.25%	11,300	286,342
State Street Corp., 5.35% (a)	1,000	26,330
State Street Corp., 5.25%	8,050	200,284
Torchmark Corp., 6.13%	10,000	259,000
U.S. Bancorp, 6.50%	7,300	209,218
Wells Fargo & Co., 5.70%	20,000	503,400
Wells Fargo & Co., 5.20%	15,850	388,325

		4,876,874
Industrials 0.31%
Pitney Bowes, Inc., 6.70%	5,700	149,625
Stanley Black & Decker, Inc., 5.75%	20,687	522,347

		671,972
Real Estate Investment Trusts 4.65%
DDR Corp., 6.50%	9,184	230,978
Digital Realty Trust, Inc., 6.35%	25,450	679,006
Digital Realty Trust, Inc., 6.63%	11,552	291,457
Equity Commonwealth, 5.75%	10,000	251,600
Kimco Realty Corp., 6.00%	32,490	818,098
Kimco Realty Corp., 5.50%	39,809	992,836
Kimco Realty Corp., 5.63%	24,367	616,485
National Retail Properties, Inc., 5.20%	25,000	579,750
PS Business Parks, Inc., 6.00%	40,522	1,019,534
PS Business Parks, Inc., 5.70%	6,498	164,010
PS Business Parks, Inc., 5.20%	10,000	230,000
Public Storage, 5.13%	10,000	239,700
Public Storage, 5.88%	7,076	181,782
Public Storage, 4.95%	20,000	455,200
Public Storage, 5.90%	12,487	314,548
Public Storage, 4.90%	20,000	449,800
Regency Centers Corp., 6.00%	28,225	718,326
Senior Housing Properties Trust, 5.63%	26,660	673,698
Taubman Centers, Inc., 6.25%	13,046	326,020
Taubman Centers, Inc., 6.50%	9,416	238,978
Ventas Capital Corp., 5.45%	10,000	250,200
Vornado Realty Trust, 5.40%	12,298	300,071

		10,022,077

See accompanying notes which are an integral part of these schedules of investments.

Utilities 2.10%
Dominion Resources, Inc., 5.25%	20,000	475,400
DTE Energy Co., 5.38%	10,000	240,000
DTE Energy Co., 6.00%	20,000	524,600
Duke Energy Corp., 5.13%	9,030	234,690
Entergy Arkansas, Inc., 4.88%	20,000	454,400
Entergy Louisiana LLC, 4.88%	10,000	226,100
Entergy Mississippi, Inc., 4.90%	30,000	678,900
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	165,289
NextEra Energy Capital Holdings, Inc., 5.63%	8,775	219,902
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	360,450
SCE Trust I, 5.63%	19,125	482,715
Southern Co., 5.25%	20,000	479,000

		4,541,446
Total Preferred Stocks (Cost $20,287,654)		20,112,369
Money Market 0.28%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.60% (c)	610,191	610,191
Total Money Market (Cost $610,191)		610,191
Total Investments – 98.91% (Cost $201,281,965)		213,340,584
Other Assets in Excess of Liabilities – 1.09%		2,361,709

NET ASSETS – 100.00%		$215,702,293

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2017.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — Assured Guaranty Municipal Corp. Custody Receipts

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

See accompanying notes which are an integral part of these schedules of investments.

At March 31, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$16,046,071
Gross unrealized depreciation	(3,985,700)

Net unrealized appreciation	$12,060,371
Aggregate cost of securities for income tax purposes	$201,280,213

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | March 31, 2017 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 36.46%
Alabama 1.87%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	$1,000,000	$1,092,440

Arizona 1.90%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	480,640
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 07/01/34	620,000	631,637

		1,112,277
California 2.93%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 07/01/40	800,000	1,006,440
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 08/01/44	505,000	708,884

		1,715,324
Florida 2.38%
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Series B, 5.07%, 04/01/50	390,000	417,795
Pasco County School Board, School Improvements, Certificate of Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	974,140

		1,391,935
Georgia 1.88%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, 7.06%, 04/01/57	1,000,000	1,099,210

Kansas 1.76%
Kansas Development Finance Authority, Revenue Bonds, Series H, 4.73%, 04/15/37	1,000,000	1,028,600

Louisiana 0.85%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Series A, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	500,970

Michigan 1.80%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,052,100

Minnesota 0.44%
St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 07/01/27	250,000	258,575

Nebraska 2.72%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,595,568

See accompanying notes which are an integral part of these schedules of investments.

Nevada 0.22%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	126,715

New Jersey 1.24%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.47%, 11/01/37	750,000	723,697

New York 2.73%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	298,154
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	330,717
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/26 @ 100, 3.88%, 07/01/46	750,000	706,290
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	250,000	263,155

		1,598,316
Ohio 5.29%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,542,740
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	1,000,000	1,436,650
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	119,065

		3,098,455
Oregon 1.67%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	981,070

Pennsylvania 1.89%
City of Reading, PA, General Obligation Unlimited, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,106,480

Tennessee 1.30%
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, Series B, 3.49%, 07/01/29	100,000	99,231
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	661,205

		760,436
Texas 1.46%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	750,000	855,840

Wisconsin 2.13%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,249,612

Total Municipal Bonds (Cost $20,813,114)		21,347,620

See accompanying notes which are an integral part of these schedules of investments.

	Shares
Preferred Stocks 20.58%
Financials 8.44%
Aegon NV, 8.00%	2,000	51,880
Aegon NV, 6.38%	10,000	255,100
Arch Capital Group Ltd., 5.25%	10,000	226,400
BGC Partners, Inc., 8.13%	11,550	294,756
Capital One Financial Corp., 6.70%	10,000	274,400
Citigroup, Inc., 6.88%	12,000	339,960
Citigroup, Inc., 6.30%	10,000	264,100
First Republic Bank, 5.70%	10,000	253,200
Hancock Holding Co., 5.95%	10,200	257,448
JPMorgan Chase & Co., 6.10%	10,000	264,900
JPMorgan Chase & Co., 6.70%	10,000	274,100
JPMorgan Chase & Co., 6.30%	15,750	425,880
KKR Financial Holdings LLC, 7.38%	9,600	250,752
Northern Trust Corp., 5.85%	6,000	162,540
Torchmark Corp., 6.13%	10,000	259,000
Wells Fargo & Co., 5.70%	20,000	503,400
Zions Bancorp, 6.95%	20,000	583,400

		4,941,216
Industrials 0.54%
Pitney Bowes, Inc., 6.70%	12,000	315,000

Information Technology 0.45%
eBay, Inc., 6.00%	10,000	264,400

Real Estate Investment Trusts 6.73%
Alexandria Real Estate Equities, Inc., 6.45%	10,800	269,892
CBL & Associates Properties, Inc., 6.63%	2,640	61,618
CBL & Associates Properties, Inc., 7.38%	4,800	115,152
DDR Corp., 6.50%	11,500	289,225
Digital Realty Trust, Inc., 7.38%	13,848	380,820
Digital Realty Trust, Inc., 6.35%	14,050	374,854
Equity Commonwealth, 5.75%	10,000	251,600
Equity Commonwealth, 6.50%	6,000	153,360
Gramercy Property Trust, 7.13%	3,000	78,990
LaSalle Hotel Properties, 7.50%	10,339	262,197
National Retail Properties, Inc., 5.20%	6,000	139,140
PS Business Parks, Inc., 5.20%	4,000	92,000
Public Storage, 5.40%	10,000	245,500
Realty Income Corp., 6.63%	6,500	163,085
SL Green Realty Corp., 6.50%	8,100	206,550
Taubman Centers, Inc., 6.25%	3,211	80,243
Taubman Centers, Inc., 6.50%	16,436	417,146
Urstadt Biddle Properties, Inc., 6.75%	4,000	103,000
Urstadt Biddle Properties, Inc., 7.13%	10,000	258,150

		3,942,522

See accompanying notes which are an integral part of these schedules of investments.

Telecommunication Services 0.91%
Qwest Corp., 6.88%	12,000	304,440
United States Cellular Corp., 7.25%	8,500	226,100

		530,540
Utilities 3.51%
Dominion Resources, Inc., 5.25%	10,000	237,700
Duke Energy Corp., 5.13%	10,000	259,900
Entergy Arkansas, Inc., 4.88%	10,000	227,200
Entergy Mississippi, Inc., 4.90%	10,000	226,300
NextEra Energy Capital Holdings, Inc., 5.63%	10,000	250,600
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	240,300
SCE Trust I, 5.63%	10,000	252,400
SCE Trust II, 5.10%	5,000	123,750
Southern Co., 5.25%	10,000	239,500

		2,057,650
Total Preferred Stocks (Cost $11,785,951)		12,051,328
Common Stocks 37.19%
Consumer Staples 2.99%
Altria Group, Inc.	6,590	470,658
Philip Morris International, Inc.	6,830	771,107
Reynolds American, Inc.	8,052	507,437

		1,749,202
Energy 11.27%
Buckeye Partners LP	4,705	322,575
Cheniere Energy Partners LP	11,400	368,334
Cone Midstream Partners LP	21,900	517,059
Enbridge, Inc.	4,723	197,610
Energy Transfer Partners LP	10,303	376,266
EnLink Midstream Partners LP	18,140	331,962
Enterprise Products Partners LP	29,080	802,899
Holly Energy Partners LP	4,100	146,411
Magellan Midstream Partners LP	3,825	294,181
MPLX LP	17,250	622,380
SemGroup Corp.	3,800	136,800
Spectra Energy Partners LP	5,305	231,616
Summit Midstream Partners LP	10,200	244,800
Sunoco Logistics Partners LP	11,150	272,283
Targa Resources Corp.	7,750	464,225
TC PipeLines LP	6,320	377,051
Tesoro Logistics LP	6,032	328,563
USA Compression Partners LP	16,966	286,556
Valero Energy Corp.	1,500	99,435
Western Gas Partners LP	3,000	181,350

		6,602,356
Financials 4.82%
BGC Partners, Inc.	32,644	370,836
Blackstone Group LP/The	19,105	567,419
Blackstone Mortgage Trust, Inc.	24,862	769,728
Starwood Property Trust, Inc.	42,190	952,650
Wells Fargo & Co.	2,900	161,414

		2,822,047

See accompanying notes which are an integral part of these schedules of investments.

Real Estate Investment Trusts 12.68%
Apple Hospitality REIT, Inc.	78,150	1,492,665
Ashford Hospitality Trust, Inc.	65,300	415,961
Chesapeake Lodging Trust	19,700	472,012
City Office REIT, Inc.	56,470	686,111
Digital Realty Trust, Inc.	4,760	506,416
Education Realty Trust, Inc.	3,800	155,230
Gramercy Property Trust	9,271	243,827
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,529	535,886
Hersha Hospitality Trust	28,000	526,120
Independence Realty Trust, Inc.	76,579	717,545
Lexington Realty Trust	65,336	652,053
Pebblebrook Hotel Trust	14,213	415,162
Welltower, Inc.	3,000	212,460
WP Carey, Inc.	6,320	393,230

		7,424,678
Telecommunication Services 3.10%
AT&T, Inc.	36,739	1,526,505
Verizon Communications, Inc.	5,950	290,063

		1,816,568
Utilities 2.33%
American Electric Power Co., Inc.	6,170	414,192
Consolidated Edison, Inc.	8,690	674,865
Duke Energy Corp.	3,335	273,503

		1,362,560
Total Common Stocks (Cost $19,569,715)		21,777,411
	Principal Amount
Corporate Bonds 5.09%
American University, 4.32%, 04/01/45	250,000	244,473
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	102,663
Ford Motor Co., 9.98%, 02/15/47	500,000	773,484
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	298,765
QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	1,040,616
Wells Fargo & Co., 7.98%, 03/29/49 (a)	500,000	523,125
Total Corporate Bonds (Cost $2,858,253)		2,983,126
	Shares
Money Market 0.35%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.60% (b)	202,357	202,357

See accompanying notes which are an integral part of these schedules of investments.

Total Money Market (Cost $202,357)	202,357
Total Investments – 99.67% (Cost $55,229,390)	58,361,842
Other Assets in Excess of Liabilities – 0.33%	195,809

NET ASSETS – 100.00%	$58,557,651

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2017.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2017.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

At March 31, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$4,105,187
Gross unrealized depreciation	(966,469)

Net unrealized appreciation	$3,138,718
Aggregate cost of securities for income tax purposes	$55,223,124

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2017

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2017

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2017, is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Fund
Assets
Common Stocks*	$102,103,261	$—	$—	$102,103,261
Preferred Stocks*	3,091,125	—	—	3,091,125
Municipal Bonds	—	534,258	—	534,258
Money Market	162,449	—	—	162,449

Total	$105,356,835	$534,258	$—	$105,891,093

Value Fund
Assets
Common Stocks*	$78,635,167	$—	$—	$78,635,167
Preferred Stocks*	3,957,380	—	—	3,957,380
Money Market	514,121	—	—	514,121

Total	$83,106,668	$—	$—	$83,106,668

Liabilities
Written Call Options	$(225)	$—	$—	$(225)

Total	$(225)	$—	$—	$(225)

Municipal Tax Free Bond Fund
Assets
Municipal Bonds	$—	$102,386,617	$—	$102,386,617
Money Market	392,198	—	—	392,198

Total	$392,198	$102,386,617	$—	$102,778,815

Income Fund
Assets
Collateralized Mortgage
Obligations	$—	$269,464	$—	$269,464
Municipal Bonds	—	159,266,761	—	159,266,761
Common Stocks*	15,562,370	—	—	15,562,370
Corporate Bonds	—	17,519,429	—	17,519,429
Preferred Stocks*	20,112,369	—	—	20,112,369
Money Market	610,191	—	—	610,191

Total	$36,284,930	$177,055,654	$—	$213,340,584

Opportunity Fund
Assets
Municipal Bonds	$—	$21,347,620	$—	$21,347,620
Preferred Stocks*	12,051,328	—	—	12,051,328
Common Stocks*	21,777,411	—	—	21,777,411
Corporate Bonds	—	2,983,126	—	2,983,126
Money Market	202,357	—	—	202,357

Total	$34,031,096	$24,330,746	$—	$58,361,842

*	Refer to Schedule of Investments for industry classifications.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2017

(UNAUDITED)

The Funds did not have any transfers between levels as of the period ended March 31, 2017. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At March 31, 2017, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Market Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$421,305	$344,475
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	1,500,000	2,111,790	2,075,625

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/16/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/16/17

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 5/16/17